BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

The Brown Capital Management Small Company Fund (the “Fund”)

Supplement dated August 31, 2012 to the Fund’s prospectuses dated July 30, 2012

Effective September 4, 2012, The Brown Capital Management Small Company Fund will re-open for investment to all investors who wish to purchase Fund shares. All references in the Fund’s prospectuses disclosing that the Fund is closed to new investors are hereby deleted.

Brown Capital Management Mutual Funds
1-877-892-4BCM

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE